Inventories net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Inventories net
Raw materials	$ 338,416	$ 520,216
Packaging materials	69,984	69,420
Finished goods	29,888,673	3,321,021
Inventory	30,297,073	3,910,657
Less: allowance for inventory reserve	(3,406)	(8,809)
Inventory, net	$ 30,293,667	$ 3,901,848